Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2025
Commitments and contingencies [abstract]
Commitments and contingent liabilities
27. Commitments and contingent liabilities
Research and development commitments
The Company has entered into long-term research and development agreements related to intangible assets with various third parties. The Company has also entered into acquisition agreements related to intangible assets with third parties that were accounted for as assets separately acquired by electing to apply the optional concentration test. These agreements may provide for potential milestone payments by Novartis, which are dependent on successful achievement of specified clinical development, regulatory approval, or sales milestones, or other conditions specified in the agreements.
As of December 31, 2025, the amount and estimated timing of the Company’s commitments to make payments under those agreements, which are shown without risk adjustment and on an undiscounted basis, were as follows:
(USD millions)	2025

2026	465

2027	1 376

2028	1 246

2029	802

2030	1 180

Thereafter	12 404

Total	17 473

Commitments for capital calls
The Company holds investments in funds in which it has committed to invest further upon future capital calls. As at December 31, 2025, the total uncalled capital commitments for the Company’s investments in funds amount to USD 50 million. Note 28 contains further information on the Company’s investments in funds.
Other commitments
The Company has entered into various purchase commitments for services and materials as well as for equipment in the ordinary course of business. These commitments are generally entered into at current market prices and reflect normal business operations. For the disclosure of property, plant and equipment purchase commitments, see Note 9.
The Company routinely acquires businesses and interests in intellectual property focused on key disease areas and indications that the Company expects to be growth drivers in the future.
Pending acquisition commitment to acquire Avidity Biosciences, Inc. - On October 25, 2025, Novartis entered into an agreement to acquire Avidity Biosciences, Inc. (Avidity), a U.S-based biotechnology company specializing in RNA therapeutics, for a total consideration of approximately USD 12 billion, payable in cash. Under the terms of the agreement, Novartis will acquire all outstanding common shares of Avidity at a price of USD 72 per share in cash at closing. The completion of the transaction is subject to the satisfaction or waiver of certain closing conditions specified in the agreement. As of the date the consolidated financial statements were approved for publication, the transaction remains pending and is expected to close in the first half of 2026. Novartis expects to fund the acquisition through available cash and third party debt financing.
Pending long-term research and development agreement – In January 2026, Novartis entered into a long-term research and development agreement which is expected to close in the first quarter of 2026. The agreement provides for potential milestone payments by Novartis that may be capitalized and royalties. Based on their estimated timing, the payments for this transaction are expected to amount to USD 0.2 billion in 2026, USD 0.2 billion in 2031, and USD 0.4 billion thereafter.
Guarantees issued
The Company has issued guarantees to third parties in the ordinary course of business, including for tax, customs or other governmental agencies.
Contingent liabilities
Novartis companies have to observe the laws, government orders and regulations of the country in which they operate.
A number of Novartis companies are, and will likely continue to be, subject to various legal proceedings and investigations that arise from time to time. These matters may involve, among others, proceedings pertaining to: pricing; bribery and corruption; trade regulation and embargo legislation; product liability; commercial disputes; employment and wrongful discharge; antitrust and competition; securities; government benefit programs; reimbursement; rebates; healthcare fraud; sales and marketing practices; insider trading; occupational health and safety; environmental regulations; tax; cyber and data security; use of technologies, including AI; data privacy; regulatory interactions; disclosure compliance; and intellectual property. As a result, the Company may become subject to substantial liabilities that may not be covered by insurance and that could affect our business, financial position and reputation. While Novartis does not believe that any of these legal proceedings will have a material adverse effect on its financial position, litigation is inherently unpredictable and large judgments sometimes occur. Consequently, we may in the future incur judgments that could involve large payments, including the potential repayment of amounts allegedly obtained improperly, and other penalties, including treble damages, any of which could have a material adverse effect on our results of operations or cash flow.
Governments and regulatory authorities around the world have been stepping up their compliance and law enforcement activities in recent years in key areas, including marketing practices, pricing, corruption, trade restrictions, embargo legislation, insider trading, antitrust, cyber security and data privacy. Furthermore, when a government or regulatory authority undertakes an investigation, it is not uncommon for other governments or regulators to undertake investigations regarding the same or similar matters. Responding to such investigations is costly and requires an increasing amount of management’s time and attention. In addition, such investigations may affect our reputation, create a risk of potential exclusion from government reimbursement programs in the United States and other countries, and lead to (or arise from) litigation. These factors have contributed to decisions by Novartis and other companies in the healthcare industry, when deemed in their interest, to enter into settlement agreements with governmental authorities around the world prior to any formal decision by the authorities or a court. These government settlements have involved and may in the future involve large cash payments, sometimes in the hundreds of millions of dollars or more, including the potential repayment of amounts allegedly obtained improperly and other penalties, including treble damages. In addition, settlements of government healthcare fraud cases and antitrust cases often require companies to enter into corporate integrity agreements (or other similar types of agreements), which are intended to regulate company behavior for a period of years. Our affiliate Novartis Corporation was party to such an agreement, which expired in 2025. In addition, matters underlying governmental investigations and settlements may be the subject of separate private litigation.
While provisions have been made for probable outflows of economic resources, which management deems to be reasonable or appropriate, there are uncertainties connected with these estimates.
Note 20 contains additional information on these matters.
A number of Novartis companies are involved in legal proceedings concerning intellectual property rights. The inherent unpredictability of such proceedings means that there can be no assurances as to their ultimate outcome. A negative result in any such proceeding could potentially adversely affect the ability of certain Novartis companies to sell their products, or require the payment of substantial damages or royalties. The timing and the outcome of legal proceedings and their potential financial effect are not predictable.
In the opinion of management, however, the outcome of these actions will not materially affect the Company’s financial position but could be material to the results of operations or cash flow in a given period.
The Company’s potential environmental remediation liability is assessed based on a risk assessment and investigation of the various sites identified by the Company as at risk for environmental remediation exposure. The Company’s future remediation expenses are affected by a number of uncertainties. These uncertainties include, but are not limited to, the method and extent of remediation, the percentage of material attributable to the Company at the remediation sites relative to that attributable to other parties, and the financial capabilities of the other potentially responsible parties.
Note 20 contains additional information on environmental liabilities.